Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	May 31, 2024	May 31, 2023
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000	5,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,750,000	1,750,000
Common stock, shares issued	1,059,002	919,053
Common stock, shares outstanding	1,058,559	918,610
Treasury stock, shares	443	443
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	400	400
Preferred stock, shares issued	19	19
Preferred stock, shares outstanding	19	19
Series C Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	8	8
Preferred stock, shares issued	6	6
Preferred stock, shares outstanding	6	6
Series D Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	12	12
Preferred stock, shares issued	9	9
Preferred stock, shares outstanding	9	9